Pension and Other Postretirement Benefits, Other postretirement benefits plans net periodic costs (Details) - Other postretirement benefits plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Net periodic other postretirement costs: [Abstract]
Service cost	$ 1	$ 1	$ 1
Interest cost	5	4	7
Actuarial (gain) loss amortization	(5)	(6)	(2)
Net periodic benefit cost (credit)	1	(1)	6
Non-U.S. [Member]
Net periodic other postretirement costs: [Abstract]
Service cost	2	3	3
Interest cost	1	1	1
Actuarial (gain) loss amortization	0	2	3
Net periodic benefit cost (credit)	$ 3	$ 6	$ 7